INVENTORY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Raw materials	$ 576,664	$ 503,216	$ 501,433	$ 134,926
Work in process	1,658,376	3,979,335	3,677,502	2,735,000
Finished goods	551,625	538,739	315,322	261,951
Ending balance	$ 2,786,665	$ 5,021,290	$ 4,494,257	$ 3,131,877